SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 619,554	$ 0
Offering costs			$ 9,348
Accretion of redeemable common stock increase	4,008,446
Dissolution expense	100,000
Unrecognized tax benefits	0	0
Amounts accrued for interest and penalties	$ 0	$ 0
Effective tax rate	47.71%	4.64%
Statutory tax rate	21.00%	21.00%
Warrants exercised to purchase of common stock	16,215,625
FDIC insurance limit	$ 250,000
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives				3 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives				7 years